Right of use assets	12 Months Ended
Dec. 31, 2021
Rights of Use [Abstract]
Right of use assets	Right of use assets
    Changes in the Group’s right of use assets in 2021 and 2020 were as follows:

	Agricultural partnerships (*)	Others	Total

At January 1, 2020
Opening net book amount	219,837	18,216	238,053
Exchange differences	(47,186)	(3,969)	(51,155)
Additions and re-measurements	53,149	10,467	63,616
Depreciation	(33,530)	(7,290)	(40,820)
Closing net book amount	192,270	17,424	209,694

At December 31, 2021
Opening net book amount	192,270	17,424	209,694
Exchange differences	(10,191)	(55)	(10,246)
Additions and re-measurements	95,030	15,497	110,527
Depreciation	(41,138)	(8,061)	(49,199)
Closing net book amount	235,971	24,805	260,776

    (*) Agricultural partnership has an average of 6 years duration.

Depreciation charges are included in “Cost of production of Biological Assets,”“Cost of production of manufactures products,”“General and administrative expenses,”“Selling expenses” and capitalized in “Property, plant and equipment” for the year ended December 31, 2021 and 2020.